General information and significant accounting policies - Equity instruments (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	49,923,042	53,107,765
Number of shares issued (in shares)	49,923,042
Common stock
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	150,000,000	150,000,000
Number of shares outstanding (in shares)	49,923,042	53,107,765
Number of shares issued (in shares)	49,923,042	53,107,765
Par value per share (in dollars per share)	$ 0.01	$ 0.01